Debt	12 Months Ended
Dec. 31, 2021
Debt
Debt
6.	Debt

2019 Convertible Notes

In October 2019, the Company issued convertible notes to investors, which matured in January 2021. At maturity, the note holders had the option to convert the outstanding principal and unpaid accrued interest into shares of the Company’s Series B-1 convertible preferred stock at a conversion price of $12.4168. As of December 31, 2020, the Company had $2,500 outstanding under the 2019 Convertible Notes. In January 2021, one investor converted its convertible note amount of $111 into 8,949 shares of Series B-1 convertible preferred stock; the remaining outstanding convertible notes were fully repaid.

2020 Convertible Notes

In May 2020, the Company entered into a Note and Warrant Purchase Agreement with investors (“2020 Convertible Notes”). A portion of $8,960 of the notes were converted to Series B-1 convertible preferred stock in November 2020, and the remaining $1,750 principal outstanding as of December 31, 2020 was fully repaid in May 2021.

2020 Loan and Security Agreement

In October 2020, the Company entered into a Loan and Security Agreement (“2020 Loan and Security Agreement,” or “2020 Term Loan”) with another lending institution that provided for a term loan in the amount of $15,000. As of December 31, 2020, the Company had $15,000 outstanding under the term loan. The Company fully repaid the term loan in April 2021.

The Company did not have any outstanding debt as of December 31, 2021.